Prepayments and other non-current assets	12 Months Ended
Dec. 31, 2014
Prepayments and other non-current assets [Abstract]
Prepayments and other non-current assets
7.	Prepayments and other non-current assets

	As of December 31,
	2013	2014
	RMB'000	RMB'000

Prepayments for acquisition of software (i)	—	42,833
Long-term loans to employees	1,630	3,423
	1,630	46,256

(i)	The prepayments were for the purchase of software, which contains six professional systems with several special functions which are used to attract users to play the games of the Group.